UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Southfield Investment Management
Address:		1010 Washington Boulevard
			Stamford, CT  06901

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-978-0250

Signature,      Place,                  and Date of Signing:

John Kim   Stamford, Connecticut   February 14, 2009

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		36

Form 13F Information Table Value Total:		$ 110,033
                              (x 1000)

List of Other Included Managers:
 No.	Form 13F File Number	          Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING      COM		053015103     4158    97100 SH	     Sole     	                               97100
BARE ESCENTUALS   	       COM		067511105     1109    90690 SH	     Sole     	                               90690
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     1786	 18 SH	     Sole				          18
BERKSHIRE HATHAWAY INC CL B    COM	        084670207     4061     1236 SH	     Sole				        1236
BOSTON SCIENTIFIC  	       COM	        101137107      115    12760 SH	     Sole				       12760
BROADRIDGE FINANCIAL SOLUTIONS COM	        11133T103     2275   100850 SH	     Sole				      100850
CH ROBINSON WORLDWIDE INC      COM	        12541W209     2839    48340 SH	     Sole				       48340
COPART INC 		       COM	        217204106      331     9050 SH	     Sole				        9050
CVS CAREMARK CORPORATION       COM              126650100     7587   235540 SH       Sole                                     235540
FASTENAL CO.  		       COM	        311900104      509    12228 SH	     Sole				       12228
FIDELITY NATL INFORMATION SV   COM	        31620m106     2415   103020 SH	     Sole			              103020
GOOGLE 			       COM	        38259P508     3822     6164 SH	     Sole				        6164
HEALTH NET INC 	 	       COM	        42222G108     3530   151550 SH	     Sole				      151550
HENRY SCHEIN   		       COM	        806407102     2079    39530 SH	     Sole				       39530
HEWITT ASSOCIATES 	       COM	        42822Q100     3163    74840 SH	     Sole				       74840
JM SMUCKERS 		       COM	        832696405     5217    84480 SH	     Sole				       84480
JOHNSON & JOHNSON	       COM	        478160104     1574    24437 SH	     Sole				       24437
LKQ CORPORATION		       COM	        501889208      394    20090 SH	     Sole				       20090
MASTERCARD 		       COM	        57636Q104     5160    20159 SH       Sole				       20159
MCDONALDS CORPORATIONS 	       COM	        580135101     5660    90645 SH	     Sole				       90645
MICROSOFT CORP 		       COM	        594918104     7847   257445 SH	     Sole				      257445
MOBILE MINI INC.   	       COM	        60740F105      454    32195 SH	     Sole				       32195
NESTLE SA 	               SPONSORED ADR	641069406     1167    24030 SH	     Sole				       24030
ORACLE CORP  	               COM	        68389x105     4576   186550 SH	     Sole				      186550
PEPSICO INC.   	               COM	        713448108     6921   113835 SH	     Sole				      113835
PETSMART INC   	               COM	        716768106     3169   118745 SH	     Sole				      118745
PFIZER  	               COM	        717081103      237    13024 SH	     Sole				       13024
ROBERT HALF, INC. 	       COM	        770323103      225     8400 SH	     Sole				        8400
SEI INVESTMENTS CO  	       COM	        784117103     3029   172867 SH	     Sole				      172867
SOLERA HOLDINGS 	       COM	        83421A104     2644    73415 SH	     Sole				       73415
SPDR GOLD TRUST  	       GOLD SHS	        78463v107     3465    32289 SH	     Sole				       32289
TECHNE CORP   		       COM	        878377100     2811    41000 SH	     Sole				       41000
THERMO FISHER SCIENTIFIC       COM	        883556102     5891   123525 SH	     Sole				      123525
VERISK ANALYTICS INC.  	       COM	        92345Y106     3577   118135 SH	     Sole				      118135
VISA INC. 	               COM	        92826C839     3057    34950 SH	     Sole				       34950
W R BERKLEY   	               COM	        084423102     3179   129025 SH	     Sole				      129025




